Investments (Invested Assets on Deposit, Held In Trust and Pledged as Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Invested assets on deposit (regulatory deposits)	$ 1,245	$ 1,421
Invested assets pledged as collateral	19,011	20,712
Total invested assets on deposit and pledged as collateral	$ 20,256	$ 22,133